Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Mar. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized
Ordinary shares, par value (in Dollars per share)	$ 0.004	$ 0.004
Ordinary shares, shares issued	16,870,238	15,525,094
Ordinary shares, shares outstanding	16,870,238	15,525,094